SUPPLEMENT dated August 1, 2000


                                   To the PROSPECTUS of

                            Standish Tax-Sensitive Equity Fund
                       Standish Small Cap Tax-Sensitive Equity Fund
                        Standish Intermediate Tax Exempt Bond Fund
                 Standish Massachusetts Intermediate Tax Exempt Bond Fund

                                 Dated: January 31, 2000

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Standish Tax-Sensitive Equity Fund:

      The following information replaces the information in the Fees and expenses of the fund table on page 5 of the attached Prospectus for the Standish Tax-Sensitive Equity Fund:

               Fees and Expenses of the Fund

               This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

               Based on fiscal year                  Tax-Sensitive
               ended 9/30/99                          Equity Fund

               Shareholder fees (fees paid directly
               from your investment)                      None

               Annual fund operating expenses
               (expenses that are deducted from
               fund assets)

                  Management fees                        0.50%
                  Distribution (12b-1) fees               None
                  Other expenses                         0.35%
                  Total annual fund operating
                  expenses                               0.85%

               Because Standish has agreed to cap the fund's operating expenses, the fund's actual expenses (restated to reflect the current expense limitation) were:


                       Management fees                   0.40%
                       Other expenses                    0.35%
                       Total annual fund
                       operating expenses                0.75%


               These caps may be changed or eliminated.

      The following information replaces the information under the caption Advisory services and fees on page 11 of the attached Prospectus for Standish Tax-Sensitive Equity Fund:

                                    Annual Advisory Fee Rates
                      (as a percentage of the fund's average net assets)

                    Actual advisory     Contractual        Current expense
                       fee paid         advisory fee         limitation*
Tax-Sensitive
Equity Fund             0.15%**           0.50%                0.75%

* Current expense limitations, also shown as a percentage of the fund's average net assets, represent a voluntary cap on the fund's total expenses. If the actual advisory fee rate is less than the contractual advisory fee rate, the cap was triggered and advisory fees were waived by Standish.

** Reflects the actual advisory fee paid as a percentage of the fund's average net assets for the year ended September 30, 1999 and has not been restated.

SUPPLEMENT dated August 1, 2000

                              To the PROSPECTUS of

      Standish International Fixed Income Fund (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund
                         Standish World High Yield Fund

                               Dated: May 1, 2000

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Standish International Fixed Income Fund II:

      The following information replaces the information in the Fees and expenses of the fund table on page 7 of the attached Prospectus for the Standish International Fixed Income Fund II:

                          Fees and Expenses of the Fund

               This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

               Based on fiscal year                      Internationa Fixed
               ended 12/31/99                              Income Fund II

               Shareholder fees (fees paid directly from      None
               your investment)

               Annual fund operating expenses
               (expenses that are deducted from
               fund assets)

                  Management fees                             0.40%
                  Distribution (12b-1) fees                   None
                  Other expenses                              1.00%
                  Total annual fund operating
                  expenses                                    1.40%

               Because Standish has agreed to cap the fund's operating expenses, the fund's actual expenses (restated to reflect the current expense limitation) were:


                       Management fees                         0.00%
                       Other expenses                          0.55%
                       Total annual fund                       0.55%
                       operating expenses

               These caps may be changed or eliminated.

      The following information replaces the information under the caption Advisory services and fees on page 15 of the attached Prospectus for Standish International Fixed Income Fund II:

                                     Annual Advisory Fee Rates
                         (as a percentage of the fund's average net assets)
                    Actual advisory     Contractual        Current expense
                       fee paid         advisory fee         limitation*
International           0.00%**            0.40%                0.55%
Fixed Income Fund II

* Current expense limitations, also shown as a percentage of the fund's average net assets, represent a voluntary cap on the fund's total expenses. If the actual advisory fee rate is less than the contractual advisory fee rate, the cap was triggered and advisory fees were waived by Standish. **Reflects the actual advisory fee paid as a percentage of the fund's average net assets for the year ended December 30, 1999 and has not been restated.